Assets and Liabilities in and Results of Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Operating Results, Discontinued Operations, Total
The operating results of discontinued operations are as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Net operating revenues	$95.7	$123.7	$144.0
Less: Provision for doubtful accounts	(1.5)	(2.4)	(3.0)
Net operating revenues less provision for doubtful accounts	94.2	121.3	141.0
Costs and expenses	66.3	106.4	133.0
Impairments	6.8	0.6	4.0
Income from discontinued operations	21.1	14.3	4.0
(Loss) gain on disposal of assets of discontinued operations	—	(1.2)	0.3
Gain on divestitures of LTCHs / divisions	65.6	—	13.4
Income tax (expense) benefit	(37.9)	(4.0)	0.7
Income from discontinued operations, net of tax	$48.8	$9.1	$18.4

Schedule of Assets and Liabilities, Discontinued Operations, Total
Assets and liabilities in discontinued operations consist of the following (in millions):

	As of December 31,
	2011	2010
Assets:
Accounts receivable, net	$4.8	$18.2
Other current assets	0.1	1.6
Total current assets	4.9	19.8
Property and equipment, net	6.9	46.4
Goodwill	—	11.0
Long-term assets	0.4	0.4
Total long-term assets	7.3	57.8
Total assets	$12.2	$77.6
Liabilities:
Accounts payable	$1.0	$4.5
Accrued expenses and other current liabilities	5.5	7.0
Total current liabilities	6.5	11.5
Long-term liabilities	0.7	1.2
Total liabilities	$7.2	$12.7

Schedule of Operating Results, Discontinued Operations, Surgery Centers
The operating results of our former surgery centers division included in discontinued operations consist of the following (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Net operating revenues	$5.0	$0.5	$7.4
Less: Provision for doubtful accounts	—	—	(0.3)
Net operating revenues less provision for doubtful accounts	5.0	0.5	7.1
Costs and expenses	(0.5)	0.7	3.6
Income (loss) from discontinued operations	5.5	(0.2)	3.5
Gain on disposal of assets of discontinued operations	—	—	0.7
Gain on divestiture of division	—	—	13.4
Income tax (expense) benefit	(2.0)	0.1	0.4
Income (loss) from discontinued operations, net of tax	$3.5	$(0.1)	$18.0

Schedule of Operating Results, Discontinued Operations, Outpatient
The operating results of our former outpatient division included in discontinued operations consist of the following (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Net operating revenues	$12.8	$0.5	$0.5
Less: Provision for doubtful accounts	—	—	—
Net operating revenues less provision for doubtful accounts	12.8	0.5	0.5
Costs and expenses	(0.4)	(3.5)	7.7
Income (loss) from discontinued operations	13.2	4.0	(7.2)
Income tax expense	(4.8)	(1.4)	—
Income (loss) from discontinued operations, net of tax	$8.4	$2.6	$(7.2)